Nature of Operations and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Significant Accounting Policies
Note 1.    Nature of Operations and Significant Accounting Policies
Nature of operations:
The accompanying consolidated financial statements include the accounts of Opportunity Financial, LLC and its wholly owned subsidiaries: Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC, Opportunity Funding SPE VI, LLC, and OppWin, LLC (collectively, the Company).
Opportunity Financial, LLC, a Delaware Limited Liability Company, is an online nonprime consumer finance company that is headquartered in Chicago, Illinois. The Company also does business as OppLoans. The Company primarily services and facilitates unsecured installment finance receivables and lines of credit directly to consumers and is licensed to operate within 40 states. In November 2020, the Company launched a salary-linked product (SalaryTap). The Company’s revenue is derived primarily from facilitation of consumer loans.
In 2019, the Company ceased the origination of unsecured lines of credit. As of June 30, 2021, the Company did not have any outstanding finance receivables relating to lines of credit.
In 2017, the Company entered into a preferred return agreement with an unrelated third party which required the Company to create a bankruptcy protected entity named Opportunity Funding SPE II, LLC, a Delaware Limited Liability Company and a wholly owned subsidiary. Under the terms of the agreement, Opportunity Funding SPE II, LLC acquires receivables from Opportunity Financial, LLC and OppWin LLC, and the third party receives a future preferred economic interest in these assets. Opportunity Financial, LLC continues to service the assets in accordance with the terms of the agreement but is required to maintain a backup servicing agreement. This transaction is being accounted for as a secured borrowing payable and the entity holds all assets on its balance sheet, which collateralize the debt.
In 2018, the Company entered into a credit agreement with an unrelated third party which required the Company to create a bankruptcy protected entity named Opportunity Funding SPE III, LLC, a Delaware Limited Liability Company and a wholly owned subsidiary. Under the terms of the agreement, Opportunity Funding SPE III, LLC uses the proceeds from the credit facility to acquire receivables from Opportunity Financial, LLC and OppWin, LLC, which the lender receives first priority lien on all of the entity’s assets. Opportunity Financial, LLC continues to service the assets in accordance with the terms of the agreement but is required to maintain a backup servicing agreement. This transaction is accounted for as senior debt in which this bankruptcy protected entity holds all assets on its balance sheet, which collateralize the debt.
In 2019, the Company entered into a credit agreement with an unrelated third party which required the Company to create a bankruptcy protected entity named Opportunity Funding SPE IV, LLC, a Delaware Limited Liability Company and a wholly owned subsidiary. Under the terms of the agreement, Opportunity Funding SPE IV, LLC uses the proceeds from the credit facility to acquire receivables from Opportunity Financial, LLC and OppWin, LLC, which the lender receives first priority lien on all of the entity’s assets. Opportunity Financial, LLC continues to service the assets in accordance with the terms of the agreement but is required to maintain a backup servicing agreement. This transaction is accounted for as senior debt in which this bankruptcy protected entity holds all assets on its balance sheet, which collateralize the debt. Opportunity Financial, LLC provides an unsecured financial guaranty in connection with this credit agreement.
In 2019, the Company entered into a credit agreement with an unrelated third party which required the Company to create a bankruptcy protected entity named Opportunity Funding SPE V, LLC, a Delaware Limited Liability Company and a wholly owned subsidiary. Under the terms of the agreement, Opportunity Funding SPE V, LLC uses the proceeds from the credit facility to acquire receivables from Opportunity Financial, LLC and OppWin, LLC, which the lender receives first priority lien on all of the entity’s assets. Opportunity Financial, LLC continues to service the assets in accordance with the terms of the agreement but is required to maintain a backup servicing agreement. This transaction is accounted for as senior debt in which this bankruptcy protected entity holds all assets on its balance sheet, which collateralize the debt.

In 2019, the Company entered into a credit agreement with an unrelated third party which required the Company to create a bankruptcy protected entity named Opportunity Funding SPE VI, LLC, a Delaware Limited Liability Company and a wholly owned subsidiary. Under the terms of the agreement, Opportunity Funding SPE VI, LLC uses the proceeds from the credit facility to acquire receivables from Opportunity Financial, LLC and OppWin, LLC, which the lender receives first priority lien on all of the entity’s assets. Opportunity Financial, LLC continues to service the assets in accordance with the terms of the agreement but is required to maintain a backup servicing agreement. This transaction is accounted for as senior debt in which this bankruptcy protected entity holds all assets on its balance sheet, which collateralize the debt.
The Company has entered into bank partnership arrangements with certain Utah-chartered banks (the Banks) insured by the FDIC. Under the terms and conditions of the agreement, the Banks originate finance receivables based on criteria provided by the Company. After an initial holding period, the Company has committed to acquire the participation rights to the finance receivables originated by the Banks. To facilitate these relationships, the Company formed OppWin, LLC, a Delaware Limited Liability Company and a wholly-owned subsidiary of Opportunity Financial, LLC. OppWin, LLC acquires the participation rights in the economic interest in the finance receivables originated by the Banks. Subsequently, OppWin, LLC sells these rights to Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC and Opportunity Funding SPE VI, LLC, which in turn, pledge the participation rights to their respective lenders. The Company accounts for the participation rights as a finance receivable. As part of these bank partnership arrangements, the Banks have the ability to retain a percentage of the finance receivables they have originated. The Company’s economic interest and acquired participation rights are reduced by the percentage retained by the Banks.
Basis of Presentation:
The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the US (GAAP) for interim financial information. The accompanying consolidated balance sheet as of December 31, 2020 is derived from the Company’s annual audited financial statements. In the opinion of the Company’s management, the unaudited consolidated financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for the fair statement of the results and financial position for the periods presented. The results for the interim periods are not necessarily indicative of the results that may be expected for the full year or any other interim period.
The consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and related notes for the year ended December 31, 2020. The Company believes that the disclosures are adequate to make the information presented not misleading.
Principles of consolidation:
The consolidated financial statements include the accounts of the above named entities. Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC, and Opportunity Funding SPE VI, LLC are special purpose entities holding finance receivables secured by lenders under a credit or preferred return agreement.
Opportunity Financial, LLC has identified Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC, and Opportunity Funding SPE VI, LLC as variable interest entities (VIEs). Opportunity Financial, LLC is the sole equity member of these entities and directs the activities of the VIEs that most significantly impact economic performance. Additionally, the Company has the obligation to absorb losses of the VIEs that could potentially be significant. As the primary beneficiary of the VIEs, the Company has consolidated the financial statements of the VIEs. All significant intercompany transactions and balances have been eliminated in consolidation.
Segments:
Segments are defined as components of an enterprise for which discrete financial information is available and evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer and the Company’s Chief Financial Officer are collectively considered to be the CODM. The CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company’s operations constitute a single reportable segment.
Significant accounting policies are as follows:
Use of estimates:
The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions, including those impacted by
COVID-19,
that affect the reported amounts of assets, liabilities and operations and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
The judgements, assumptions, and estimates used by management are based on historical experience, management’s experience and qualitative factors. The areas subject to significant estimation techniques are the determination of fair value of installment finance receivables, the adequacy of the allowance for credit losses on finance receivables, and the adequacy of the reserve for repurchase liability. For the aforementioned estimates, it is reasonably possible the recorded amounts or related disclosures could significantly change in the near future as new information is available.
Income recognition:
The Company recognizes finance charges on installment contracts and lines of credit based on the interest method. Under this method, interest is earned over the lives of the finance receivables to produce constant rates of interest (yields). Fees for returned payments approximate the cost of services provided and are recognized as incurred, assuming collectability is reasonably assured.
The Company discontinues and reverses the accrual of interest income on installment contracts at the earlier of 60 days past due based on a recency basis or 90 days past due based on a contractual basis. The accrual of income is not resumed until the account is current on a recency or contractual basis, at which time management considers collectability to be probable.
Cash and cash equivalents: The Company considers all cash accounts, which are not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. All cash accounts are held in financially insured institutions, which may at times exceed federally insured limits. The Company has not experienced losses in such accounts. Management believes
the Company’s exposure to credit risk is minimal for these accounts.
Restricted cash:
Restricted cash consists of the following: (1) cash required to be held on reserve by the Company’s vendors for purposes of loan processing or funding; (2) cash required to be held for the Company’s guaranty on finance receivables under the terms of the Credit Access Business and Credit Service Organization programs (collectively, CSO program); (3) cash required to be held in blocked accounts held by the VIEs; and (4) cash required to be held on deposit in connection with the Company’s Bank Partnership Arrangement. All cash accounts are held in financially insured institutions, which may at times exceed federally insured limits. The Company has not experienced losses in such accounts. Management believes the Company’s exposure to credit risk is minimal for these accounts.
On April 23, 2019, the Company discontinued the CSO program in Ohio and no new finance receivables were originated through this program after that date. As of June 30, 2021, there were no finance receivables remaining under the CSO program in Ohio.
On March 19, 2021, the Company discontinued the CSO program in Texas. As of June 30, 2021, finance receivables remaining under the CSO program in Texas totaled $319 thousand.
The guarantee represents an obligation to purchase specific finance receivables that are delinquent, secured by a collateral account established in favor of the respective lenders.
As of June 30, 2021 and December 31, 2020, the unpaid principal balance of off-balance
sheet active finance receivables which were guaranteed by the Company was $319 thousand and $19,722 thousand, respectively. Upon the election of the fair value option for installment loan finance receivables on January 1, 2021, the Company released the reserve for repurchase liabilities as the income rights and related losses were included in the valuation of finance receivables at fair value, which was included in the fair value adjustment to retained earnings. As of December 31, 2020, the Company recorded a reserve for repurchase liabilities of $4,241 thousand, which represents the liability for estimated losses on finance receivables guaranteed. The Company used a similar methodology for determining the reserve for repurchase liabilities as it does for calculating the allowance for credit losses on finance receivables.
Under the terms of the CSO program, the Company is required to maintain a restricted cash balance equal to the guaranty, which is determined and settled on a weekly basis. On a daily basis, a receivable and/or payable is recorded to recognize the outstanding settlement balance. As of June 30, 2021 and December 31, 2020, the restricted cash balance held in a federally insured bank account related to the CSO program was $63 thousand and $3,069 thousand, respectively. As of June 30, 2021 and December 31, 2020, there was a payable balance of $104 thousand and $784 thousand, respectively, related to settlement which was included in accrued expenses on the consolidated balance sheets.
Participation rights purchase obligation:
As par
t
 of the bank partnership arrangements, the Company is committed to acquiring the participation rights in the economic interest of these finance receivables originated by the Bank after the initial hold period. The issuing Bank earns interest during the initial hold period it owns the economic interest in the finance receivables. The Company provides certain services for these receivables in its capacity of sub-servicer pursuant to the terms of the servicing agreement between the Bank and the Company. The Company is committed to purchasing participation rights in the economic interest of outstanding finance receivables, net of bank partnership retention, plus accrued interest. For the six months ended June 30, 2021 and 2020, finance receivables originated through the bank partnership arrangements totaled
 84% and 60%, respectively. As of June 30, 2021 and December 31, 2020, the unpaid principal balance of finance receivables outstanding for purchase was $10,000 thousand and $3,307 thousand, respectively.

Finance receivables:
Prior to January 1, 2021, finance receivables, which management has the intent and ability to hold for the foreseeable future or until maturity or payoff, are reported based on outstanding unpaid principal balance net of accrued interest and fees, unamortized loan origination costs and the allowance for credit losses.
On January 1, 2021, the Company elected the fair value option on its installment finance receivables. Accordingly, the related finance receivables are carried at fair value in the consolidated balance sheets and the changes in fair value are included in the consolidated statements of operations. To derive the fair value, the Company generally utilizes discounted cash flow analyses that factor in estimated losses and prepayments over the estimated duration of the underlying assets. Loss and prepayment assumptions are determined using historical loss data and include appropriate consideration of recent trends and anticipated future performance. Future cash flows are discounted using a rate of return that the Company believes a market participant would require. Accrued interest and fees are included in “Finance receivables” in the consolidated balance sheets. Interest income is included in “Interest and loan related income, net” in the consolidated statements of operations.
The Company did not elect the fair value option on its SalaryTap finance receivables as this product launched in November 2020 and inputs for fair value are not yet determined. Accordingly, the related finance receivables are carried at amortized cost, net of allowance for credit losses.
Loan origination costs:
Direct costs incurred for the origination of finance receivables are deferred and amortized over the average life of the customer using the straight-line method. Prior to the election of the fair value option of its installment loans, direct costs incurred for the origination of these finance receivables include underwriting fees, employee salaries and benefits directly related to the origination of the loan and program fees. Loan origination costs also include direct costs incurred for directly acquiring a customer; these costs are deferred and amortized over the average life of the customer using the straight-line method. With the election of the fair value option, loan origination costs related to the origination of installment finance receivables are expensed when incurred.
Allowance for credit losses on finance receivables:
Prior to January 1, 2021, the Company used a static pool methodology for determining the adequacy of the allowance for credit losses on all finance receivables. Subsequent to January 1, 2021, the Company obtained and will continue to leverage competitive data for determining the adequacy of the allowance for credit losses on its SalaryTap finance receivables for estimated losses until sufficient Company performance data exists. A provision for credit losses on finance receivables is recorded when the allowance for credit losses is determined to be insufficient to absorb estimated losses. Such provisions are charged to income in amounts sufficient to maintain the allowance for losses on finance receivables at an adequate level. The allowance is an amount that management believes will be adequate to absorb estimated losses on existing finance receivables based on an evaluation of the collectability of the finance receivables and prior loss experience. This evaluation also takes into consideration such factors as changes in the nature and volume of the finance receivable portfolio, overall portfolio quality and current economic conditions that may affect the borrower’s ability to pay. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in any of the factors.
The Company’s
charge-off
policy is based on a review of delinquent finance receivables on a loan by loan basis. Finance receivables are charged off at the earlier of the time when accounts reach 90 days past due on a recency basis, when the Company receives notification of a customer bankruptcy, or is otherwise deemed uncollectible.
The allowance consists of quantitative and qualitative factors. The quantitative factors are based on historical charge-off
experience. The qualitative factors are determined based on management’s assessment of internal and/or external influences on credit quality that are not fully reflected in the historical losses.
Finance receivables are considered small balance homogeneous receivables and are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual small balance homogeneous receivables for impairment disclosures, unless such receivables are the subject of a restructuring agreement.
Troubled debt restructurings:
As the terms of the receivables are typically not renegotiated and settlement offers are not typically made until after a receivable stops accruing interest income (up to 60 days delinquent), the only receivables considered to be impaired, or troubled debt restructurings, are: 1) those receivables where a settlement offer is made after receivables cease accruing interest, which may result in a modification of contractual terms, 2) the Company has received notification that a borrower is working with a third party to settle debt on his/her behalf and 3) customers who have entered into the Company’s short-term or long-term hardship programs. As of June 30, 2021 and December 31, 2020, management determined the balance of troubled debt restructuring receivables to be immaterial to the consolidated financial statements as a whole. As such, substantially all disclosures relating to impaired finance receivables, and troubled debt restructuring, have been omitted from these consolidated financial statements.
Property and equipment:
Furniture, equipment, and leasehold improvements are stated at cost. Provisions for depreciation and amortization of furniture, equipment, and leasehold improvements are computed under both straight-line and accelerated methods for financial reporting and income tax purposes, based on the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the useful life of the assets or the term of the lease.
Capitalized technology:
Software development costs related to internal use software are incurred in three stages of development: the preliminary project stage, the application development stage, and the post-implementation stage. Costs incurred during the preliminary project and post-implementation stages are expensed as incurred. Costs incurred during the application development stage that meet the criteria for capitalization are capitalized and amortized, when the software is ready for its intended use, using the straight-line basis, over the estimated useful life of the software. The Company capitalized software costs associated with application development totaling $3,337 thousand and $2,278 for the three months ended June 30, 2021 and 2020, respectively, and $6,073 thousand and $4,124 thousand for the six months ended June 30, 2021 and June 30, 2020, respectively. Amortization expense, which is included in depreciation and amortization on the consolidated statements of operations, totaled $2,178 thousand and $1,407 thousand for the three months ended June 30, 2021 and 2020, respectively, and $4,120 thousand and $2,650 thousand for the six months ended June 30, 2021 and 2020, respectively.
Debt issuance costs:
Debt issuance costs are capitalized and amortized based on the contractual terms of the related debt agreements using the interest method for fixed-term debt and the straight-line method for all other debt.
Transfer and servicing of financial assets:
After a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. The transfers of assets for debt purposes have been accounted for as secured and senior borrowings and the related assets and borrowings are retained on the consolidated balance sheets and no gain or loss has been recognized in the consolidated statements of operations.
Income taxes:
The Company is a Limited Liability Corporation taxed as a partnership.
Based on terms of the Company’s Operating Agreement, the Company shall terminate upon the first to occur of the following: (a) The consent of the board of managers; (b) the sale or other disposition of all or substantially all of the assets of the Company; or (c) decree of judicial dissolution pursuant to the Act. Additionally, the death, incompetence, bankruptcy, insolvency or dissolution of a member shall not terminate the Company.

Profits and losses of the Company are allocated to preferred unit holders in proportion to their respective percentage interests. If cash flow is available for distribution or payment, the Manager may, but shall be under no obligation to, utilize such available cash flow, as follows: (1) as a distribution to the preferred unit holders, in proportion to and to the extent of each unit holder’s unreturned capital contributions and (2) remaining proceeds shall be distributed to holders holding participating profit unit interest, in proportion to their respective participating percentage interests.
The taxable income or loss of the Company is included in the income tax returns of the members; accordingly, no provision for income tax expense or benefit is reflected in the accompanying consolidated financial statements. However, the Company is subject to certain business taxes in some states, which are included in expenses. The Company also recognizes interest and penalties on income taxes as a component of expenses. The Company’s tax returns and the amount of allocable profits or losses are subject to examination by federal and state taxing authorities. The tax liability of the members could be modified if such an examination results in changes to the Company’s profits or losses.
As long as the Company’s partnership income tax election remains in effect, the Company may, from time-to-time,
pay distributions to its members in amounts sufficient to enable the members to pay taxes due on their share of the Company’s items of income, deduction, losses and credits which has been allocated to them for reporting on their individual income tax returns.
The Company accounts for uncertainty in income taxes which arises based on determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not
that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. The guidance on accounting for uncertainty in income taxes also addresses de-recognition,
classification, interest and penalties on income taxes, and accounting in interim periods. The Company did not have any significant uncertain tax positions as of June 30, 2021 and December 31, 2020.
The Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 2017.
Government regulation:
The Company is subject to complex regulation, supervision and licensing under various federal, state, local statutes, ordinances, regulations, rules and guidance. The Company must comply with federal laws as well as regulations adopted to implement those laws.
In July 2010, the U.S. Congress passed the Dodd-Frank Act, and Title X of the Dodd-Frank Act created the Consumer Financial Protection Bureau (CFPB), which regulates U.S. consumer financial products and services, including consumer loans offered by the Company. The CFPB has regulatory, supervisory and enforcement powers over providers of consumer financial products and services, including explicit supervisory authority to examine and require registration of such providers.
Fair value disclosure
: The Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820 established a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable inputs. Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability.

ASC 820 provides a framework for measuring fair value under generally accepted accounting principles. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the nature of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1
- Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.
Level 2
- Valuations for assets and liabilities traded in less-active dealer or broker markets. Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.
Level 3
- Valuations for assets and liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.
Accounting pronouncements issued and adopted:
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
Measurement of Credit Losses on Financial Instruments
(“ASU 2016-13”). The amendments in ASU 2016-13 replace the incurred loss impairment methodology in current GAAP with a methodology that reflects lifetime expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In April 2019 and November 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
, and ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
, respectively, which provide subsequent amendments to the initial guidance in ASU 2016-13. In May 2019, the FASB issued ASU
2019-05,
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief
, which provides entities that have certain instruments within the scope of ASC
326-20,
Financial Instruments—Credit Losses—Measured at Amortized Cost
, with an option to irrevocably elect the fair value option in ASC
825-10,
Financial Instruments
—Overall, applied on an
instrument-by-instrument
basis for eligible instruments, upon adoption of ASU
2016-13.
The Company adopted ASU
2016-13
under the modified-retrospective method effective January 1, 2021 and elected the fair value option to account for installment finance receivables. The Company believes that the fair value option better reflects the value of its portfolio and its future economic performance as well as more closely aligns with the Company’s marginal decision-making processes that rely on risk based pricing and discounted cash flow methodologies. In accordance with the transition guidance, the Company (i) released the allowance for estimated losses on finance receivables at that date; (ii) released the unamortized net deferred origination costs at that date; (iii) released the reserve for repurchase liability on third-party lender losses; and (iv) measured the finance receivables at fair value. As a result of the adoption of this ASU, the Company’s finance receivables are carried at fair value with changes in fair value recognized directly in earnings and origination fees and costs are no longer eligible for deferral.

The following table summarizes the impact of adoption on the consolidated balanc
e
 sheet as of January 1, 2021, as adjusted (in thousands):

Fair value adjustment to finance receivables	$23,584
Allowance for credit losses	55,031
Unamortized loan origination costs	(13,421)
Reserve for repurchase liability	4,241

Increase in retained earnings	$69,435

During the quarter ended June 30, 2021, the Company identified that upon adopting the fair value option of its installment finance receivables, the initial adjustment on January 1, 2021 was overstated by $1,817 thousand. This amount represents the estimated premium on the Company’s off-balance sheet finance receivables, which was adjusted in the current quarter ended June 30, 2021.
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Customers Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, which broadens the scope of existing guidance applicable to internal-use
software development costs. The update requires costs to be capitalized or expensed based on the nature of the costs and the project stage in which they are incurred subject to amortization and impairment guidance consistent with existing internal-use
software development cost guidance. The guidance is effective for annual reporting periods beginning after December 31, 2020, with early adoption permitted. The adoption of ASU
2018-15
did not have a material impact on the Company’s consolidated financial statements.
Accounting pronouncements issued and not yet adopted:
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842),
which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. In November 2019, the FASB issued ASU
2019-10,
which defers the effective date of ASU
2016-02
one year, making it effective for annual reporting periods beginning after December 15, 2020, with early adoption permitted. In June 2020, the FASB issued ASU
2020-05,
which defers the effective date of ASU
2019-10
one year, making it effective for annual reporting periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact on the Company’s consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. The purpose of ASU
2020-04
is to provide optional guidance for a period of time related to accounting for reference rate reform on financial reporting. It is intended to reduce the potential burden of reviewing contract modifications related to discontinued rates. The amendments and expedients in this update are effective as of March 12, 2020 through December 31, 2022 and may be elected by topic. The Company is currently evaluating the impact on the Company’s consolidated financial statements.

Note 1. Nature of Operations and Significant Accounting Policies
Nature of operations:
The accompanying consolidated financial statements include the accounts of Opportunity Financial, LLC and its wholly owned subsidiaries: Opportunity Funding SPE I, LLC, Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC, Opportunity Funding SPE VI, LLC, and OppWin, LLC (collectively, the Company).
Opportunity Financial, LLC, a Delaware Limited Liability Company, is an online nonprime consumer finance company that is headquartered in Chicago, Illinois. The Company also does business as OppLoans. The Company originates and services unsecured installment finance receivables and lines of credit directly to consumers and is licensed to operate within 39 states. The Company’s revenue is derived primarily from consumer lending operations.
In 2019, the Company ceased the origination of unsecured lines of credit. As of December 31, 2020, the Company did not have any outstanding finance receivables relating to lines of credit.
In 2015, the Company entered into a credit agreement with an unrelated third party which required the Company to create a bankruptcy protected entity named Opportunity Funding SPE I, LLC, a Delaware Limited Liability Company and a wholly owned subsidiary. Under the terms of the agreement, Opportunity Funding SPE I, LLC used the proceeds from the credit facility to acquire receivables from Opportunity Financial, LLC for which the lender received first priority lien on all of the entity’s assets. Opportunity Financial, LLC continued to service the assets in accordance with the terms of the agreement but was required to maintain a backup servicing agreement. This transaction was accounted for as senior debt in which this bankruptcy protected entity holds all assets collateralizing the debt. On August 24, 2018, the credit agreement was terminated and all debt related to this facility was paid in full.
In 2017, the Company entered into a preferred return agreement with an unrelated third party which required the Company to create a bankruptcy protected entity named Opportunity Funding SPE II, LLC, a Delaware Limited Liability Company and a wholly owned subsidiary. Under the terms of the agreement, Opportunity Funding SPE II, LLC acquires receivables from Opportunity Financial, LLC and OppWin LLC, and the third party receives a future preferred economic interest in these assets. Opportunity Financial, LLC continues to service the assets in accordance with the terms of the agreement but is required to maintain a backup servicing agreement. This transaction is being accounted for as a secured borrowing payable and the entity holds all assets on its balance sheet, which collateralize the debt.
In 2018, the Company entered into a credit agreement with an unrelated third party which required the Company to create a bankruptcy protected entity named Opportunity Funding SPE III, LLC, a Delaware Limited Liability Company and a wholly owned subsidiary. Under the terms of the agreement, Opportunity Funding SPE III, LLC uses the proceeds from the credit facility to acquire receivables from Opportunity Financial, LLC and OppWin, LLC, which the lender receives first priority lien on all of the entity’s assets. Opportunity Financial, LLC continues to service the assets in accordance with the terms of the agreement but is required to maintain a backup servicing agreement. This transaction is accounted for as senior debt in which this bankruptcy protected entity holds all assets on its balance sheet, which collateralize the debt.
In 2019, the Company entered into a credit agreement with an unrelated third party which required the Company to create a bankruptcy protected entity named Opportunity Funding SPE IV, LLC, a Delaware Limited Liability Company and a wholly owned subsidiary. Under the terms of the agreement, Opportunity Funding SPE IV, LLC uses the proceeds from the credit facility to acquire receivables from Opportunity Financial, LLC and OppWin,
LLC, which the lender receives first priority lien on all of the entity’s assets. Opportunity Financial, LLC continues to service the assets in accordance with the terms of the agreement but is required to maintain a backup servicing agreement. This transaction is accounted for as senior debt in which this bankruptcy protected entity holds all assets on its balance sheet, which collateralize the debt. Opportunity Financial, LLC provides an unsecured financial guaranty in connection with this credit agreement.
In 2019, the Company entered into a credit agreement with an unrelated third party which required the Company to create a bankruptcy protected entity named Opportunity Funding SPE V, LLC, a Delaware Limited Liability Company and a wholly owned subsidiary. Under the terms of the agreement, Opportunity Funding SPE V, LLC uses the proceeds from the credit facility to acquire receivables from Opportunity Financial, LLC and OppWin, LLC, which the lender receives first priority lien on all of the entity’s assets. Opportunity Financial, LLC continues to service the assets in accordance with the terms of the agreement but is required to maintain a backup servicing agreement. This transaction is accounted for as senior debt in which this bankruptcy protected entity holds all assets on its balance sheet, which collateralize the debt.
In 2019, the Company entered into a credit agreement with an unrelated third party which required the Company to create a bankruptcy protected entity named Opportunity Funding SPE VI, LLC, a Delaware Limited Liability Company and a wholly owned subsidiary. Under the terms of the agreement, Opportunity Funding SPE VI, LLC uses the proceeds from the credit facility to acquire receivables from Opportunity Financial, LLC and OppWin, LLC, which the lender receives first priority lien on all of the entity’s assets. Opportunity Financial, LLC continues to service the assets in accordance with the terms of the agreement but is required to maintain a backup servicing agreement. This transaction is accounted for as senior debt in which this bankruptcy protected entity holds all assets on its balance sheet, which collateralize the debt.
The Company has entered int
o
 bank partnership arrangements with certain Utah-chartered banks (the Banks) insured by the FDIC. Under the terms and conditions of the agreement, the Banks originate finance receivables based on criteria provided by the Company. After an initial holding period, the Company has committed to acquire the participation rights to the finance receivables originated by the Banks. To facilitate these relationships, the Company formed OppWin, LLC, a Delaware Limited Liability Company and a wholly-owned subsidiary of Opportunity Financial, LLC. OppWin, LLC acquires the participation rights in the economic interest in the finance receivables originated by the Banks. Subsequently, OppWin, LLC sells these rights to Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC and Opportunity Funding SPE VI, LLC, which in turn, pledge the participation rights to their respective lenders. The Company accounts for the participation rights as a finance receivable. As part of these bank partnership arrangements, the Banks have the ability to retain a percentage of the finance receivables they have originated. The Company’s economic interest and acquired participation rights are reduced by the percentage retained by the Banks.
Principles of consolidation:
The consolidated financial statements include the accounts of the above named entities. Opportunity Funding SPE I, LLC, Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC, and Opportunity Funding SPE VI, LLC are special purpose entities holding finance receivables secured by lenders under a credit or preferred return agreement.
Opportunity Financial, LLC has identified Opportunity Funding SPE I, LLC, Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC, and Opportunity Funding SPE VI, LLC as variable interest entities (VIEs). Opportunity Financial, LLC is the sole equity member of these entities and directs the activities of the VIEs that most significantly impact economic performance. Additionally, the Company ha
s
 the obligation to absorb losses of the VIEs that could potentially be significant. As the primary beneficiary of the VIEs, the Company ha
s
 consolidated the financial statements of the VIEs. All significant intercompany transactions and balances have been eliminated in consolidation.
Segments:
Segments are defined as components of an enterprise for which discrete financial information is available and evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer and the Company’s Chief Financial Officer are collectively considered to be the CODM. The CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company’s operations constitute a single reportable segment.
Significant accounting policies are as follows:
Reclassification:
Certain amounts in the consolidated financial statements for the years ended December 31, 2019 and 2018 have been reclassified to conform to the presentation as of and for the year ended December 31, 2020, and these changes in classification had no effect on previously reported net income or members’ equity.
Use of estimates:
The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and operations and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
The judgements, assumptions, and estimates used by management are based on historical experience, management’s experience and qualitative factors. The areas subject to significant estimation techniques are the determination of the adequacy of the allowance for credit losses on finance receivables and the adequacy of the reserve for repurchase liability. For the aforementioned estimates, it is reasonably possible the recorded amounts or related disclosures could significantly change in the near future as new information is available.
Income recognition:
The Company recognizes finance charges on installment contracts and lines of credit based on the interest method. Under this method, interest is earned over the lives of the finance receivables to produce constant rates of interest (yields). Fees for returned checks, and wire transfers approximate the cost of services provided and are recognized as incurred, assuming collectability is reasonably assured.
The Company discontinues and reverses the accrual of interest income on installment contracts at the earlier of 60 days past due based on a recency basis or 90 days past due based on a contractual basis. The accrual of income is not resumed until the account is current on a recency or contractual basis, at which time management considers collectability to be probable.
Cash and cash equivalents:
The Company considers all cash accounts, which are not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. All cash accounts are held in financially insured institutions, which may at times exceed federally insured limits. The Company has not experienced losses in such accounts. Management believes the Company’s exposure to credit risk is minimal for these accounts.
Restricted cash:
Restricted cash consists of the following: (1) cash required to be held on reserve by the Company’s vendors for purposes of loan processing or funding; (2) cash required to be held for the Company’s guaranty on finance receivables under the terms of the Credit Access Business and Credit Service Organization programs (collectively, CSO program); (3) cash required to be held in blocked accounts held by the VIEs; and (4) cash required to be held on deposit in connection with the Company’s Bank Partnership Arrangement. All cash accounts are held in financially insured institutions, which may at times exceed federally insured limits. The Company has not experienced losses in such accounts. Management believes the Company’s exposure to credit risk is minimal for these accounts.
CSO arrangements:
In Texas, the Company arranges for consumers to obtain finance receivable products from an independent third-party lender as part of the CSO program. The Company had also previously arranged for consumers to obtain finance receivable products from an independent third-party lender in Ohio as part of the CSO program. For the consumer finance receivable products originated by the third-party lender under the CSO program, the lender is responsible for providing the criteria by which the consumer’s application is underwritten and, if approved, determining the amount of the finance receivable. When a consumer executes an agreement with the Company under the CSO program, the Company agrees, for a fee payable to the Company by the consumer, to provide certain services to the consumer, one of which is to guarantee the consumer’s obligation to repay the finance receivable obtained by the consumer from the third-party lender if the consumer fails to do so.
On April 23, 2019, the Company discontinued the CSO program in Ohio and no new finance receivables were originated through this program after that date. As of December 31, 2020, there were no finance receivables remaining under the CSO program in Ohio.
The guarantee represents an obligation to purchase specific finance receivables that are delinquent, secured by a collateral account established in favor of the respective lenders.
As of December 31, 2020 and 2019, the outstanding balance of off-balance
sheet active finance receivables which were guaranteed by the Company were $19,722,017 and $24,163,164, respectively. As of December 31, 2020 and 2019, the Company recorded a reserve for repurchase liabilities of $4,240,408 and $4,977,603, respectively, which represents the liability for estimated losses on finance receivables guaranteed. The Company uses a similar methodology for determining the reserve for repurchase liabilities as it does for calculating the allowance for credit losses on finance receivables.
Under the terms of the CSO program, the Company is required to maintain a restricted cash balance equal to the guaranty, which is determined and settled on a weekly basis. On a daily basis, a receivable and/or payable is recorded to recognize the outstanding settlement balance. As of December 31, 2020 and 2019, the restricted cash balance held in a federally insured bank account related to the CSO program was $3,069,342 and $3,625,318, respectively. As of December 31, 2020 and 2019, there was a payable balance of $783,594 and $90,865, respectively, related to settlement which was included in accrued expenses on the consolidated balance sheets.
Participation rights purchase obligation
: As part of the bank partnership arrangements, the Company is committed to acquiring the participation rights in the economic interest of these finance receivables originated by the Bank after the initial hold period. The issuing Bank earns interest during the initial hold period it owns the economic interest in the finance receivables. The Company provides certain servicing services for these receivables in its capacity of sub-servicer
pursuant to the terms of the servicing agreement between the Bank and the Company. The Company is committed to purchasing participation rights in the economic interest of outstanding finance receivables, net of bank partnership retention, plus accrued interest. For the years ended December 31, 2020 and 2019, finance receivables originated through the bank partnership arrangements totaled 62% and 49%, respectively. As of December 31, 2020 and 2019, finance receivables outstanding for purchase were $3,306,686 and $6,038,903, respectively.
Loan origination costs:
Direct costs incurred for the origination of finance receivables are deferred and amortized over the average life of the customer using the straight-line method. Direct costs incurred for the origination of finance receivables include underwriting fees, employee salaries and benefits directly related to the origination of the loan and program fees. Loan origination costs also include direct costs incurred for directly acquiring a customer; these costs are deferred and amortized over the average life of the customer using the straight-line method.
Allowance for credit losses on finance receivables:
The Company uses a static pool methodology for determining the adequacy of the allowance for credit losses on finance receivables. A provision for credit losses on finance receivables is recorded when the allowance for credit losses is determined to be insufficient to absorb estimated losses. Such provisions are charged to income in amounts sufficient to maintain the allowance for losses on finance receivables at an adequate level. The allowance is an amount that management believes will be adequate to absorb estimated losses on existing finance receivables based on an evaluation of the collectability of the finance receivables and prior loss experience. This evaluation also takes into consideration such factors as changes in the nature and volume of the finance receivable portfolio, overall portfolio quality and current economic conditions that may affect the borrower’s ability to pay. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in any of the factors.
The Company’s
charge-off
policy is based on a review of delinquent finance receivables on a loan by loan basis. Finance receivables are charged off at the earlier of the time when accounts reach 90 days past due on a recency basis, when the Company receives notification of a customer bankruptcy, or is otherwise deemed uncollectible.
The allowance consists of quantitative and qualitative factors. The quantitative factors are based on historical charge-off
experience. The qualitative factors are determined based on management’s assessment of internal and/or external influences on credit quality that are not fully reflected in the historical losses.
Finance receivables are considered small balance homogeneous receivables and are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual small balance homogeneous receivables for impairment disclosures, unless such receivables are the subject of a restructuring agreement.
Delinquency:
The Company determines the past due status on a recency basis, which is defined as the last time a qualifying payment is made on an account. Finance receivables are considered delinquent at 30 days or more past due. Prior to May 2020, a qualifying payment was considered to be 50% of the scheduled payment. In May 2020, the policy was changed to consider 90% of the scheduled payment as a qualifying payment.
Troubled debt restructurings:
As the terms of the receivables are typically not renegotiated and settlement offers are not typically made until after a receivable stops accruing interest income (up to 60 days delinquent), the only receivables considered to be impaired, or troubled debt restructurings, are: 1) those receivables where a settlement offer is made after receivables cease accruing interest, which may result in a modification of contractual terms, 2) the Company has received notification that a borrower is working with a third party to settle debt on his/her behalf and 3) customers who have entered into the Company’s short-term or long-term hardship programs. As of December 31, 2020 and 2019, management determined the balance of troubled debt restructuring receivables to be immaterial to the consolidated financial statements as a whole. As such, substantially all disclosures relating to impaired finance receivables, and troubled debt restructuring, have been omitted from these consolidated financial statements.
Property and equipment:
Furniture, equipment, and leasehold improvements are stated at cost. Provisions for depreciation and amortization of furniture, equipment, and leasehold improvements are computed under both straight-line and accelerated methods for financial reporting and income tax purposes, based on the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the useful life of the assets or the term of the lease.
Capitalized technology:
Software development costs related to internal use software are incurred in three stages of development: the preliminary project stage, the application development stage, and the post-implementation stage. Costs incurred during the preliminary project and post-implementation stages are expensed as incurred. Costs incurred during the application development stage that meet the criteria for capitalization are capitalized and amortized, when the software is ready for its intended use, using the straight-line basis, over the estimated useful life of the software. As of December 31, 2020 and 2019, the Company capitalized $9,036,906 and $5,524,025, respectively, of software costs associated with application development. For the years ended December 31, 2020, 2019, and 2018, amortization expense totaled $5,979,084, $3,807,696, and $2,142,786, respectively, which is included in depreciation and amortization on the consolidated statements of operations.
Debt issuance costs:
Debt issuance costs are capitalized and amortized based on the contractual terms of the related debt agreements using the interest method for fixed-term debt and the straight-line metho
d
 for all other debt.
Transfer and servicing of financial assets:
After a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. The transfers of assets for debt purposes have been accounted for as secured and senior borrowings and the related assets and borrowings are retained on the consolidated balance sheets and no gain or loss has been recognized in the consolidated statements of operations.
Income taxes:
The Company is a Limited Liability Corporation taxed as a partnership.
Based on terms of the Company’s Operating Agreement, the Company shall terminate upon the first to occur of the following: (a) The consent of the board of managers; (b) the sale or other disposition of all or substantially all of the assets of the Company; or (c) decree of judicial dissolution pursuant to the Act. Additionally, the death, incompetence, bankruptcy, insolvency or dissolution of a member shall not terminate the Company.
Profits and losses of the Company are allocated to preferred unit holders in proportion to their respective percentage interests. If cash flow is available for distribution or payment, the Manager may, but shall be under no obligation to, utilize such available cash flow, as follows: (1) as a distribution to the preferred unit holders, in proportion to and to the extent of each unit holder’s unreturned capital contributions and (2) remaining proceeds shall be distributed to holders holding participating profit unit interest, in proportion to their respective participating percentage interests.
The taxable income or loss of the Company is included in the income tax returns of the members; accordingly, no provision for income tax expense or benefit is reflected in the accompanying consolidated financial statements.
However, the Company is subject to certain business taxes in some states, which are included in expenses. The Company also recognizes interest and penalties on income taxes as a component of expenses. The Company’s tax returns and the amount of allocable profits or losses are subject to examination by federal and state taxing authorities. The tax liability of the members could be modified if such an examination results in changes to the Company’s profits or losses.
As long as the Company’s partnership income tax election remains in effect, the Company may, from time-to-time,
pay distributions to its members in amounts sufficient to enable the members to pay taxes due on their share of the Company’s items of income, deduction, losses and credits which has been allocated to them for reporting on their individual income tax returns.
The Company accounts for uncertainty in income taxes which arises based on determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not
that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. The guidance on accounting for uncertainty in income taxes also addresses de-recognition,
classification, interest and penalties on income taxes, and accounting in interim periods. The Company did not have any significant uncertain tax positions as of December 31, 2020 and 2019.
The Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 2017.
Government regulation:
The Company is subject to complex regulation, supervision and licensing under various federal, state, local statutes, ordinances, regulations, rules and guidance. The Company must comply with federal laws as well as regulations adopted to implement those laws.
In July 2010, the U.S. Congress passed the Dodd-Frank Act, and Title X of the Dodd-Frank Act created the CFPB, which regulates U.S. consumer financial products and services, including consumer loans offered by the Company. The CFPB has regulatory, supervisory and enforcement powers over providers of consumer financial products and services, including explicit supervisory authority to examine and require registration of such providers.
Fair value disclosure
: The Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820 established a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable inputs. Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability.
ASC 820 provides a framework for measuring fair value under generally accepted accounting principles. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the nature of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1
- Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange. Level 1 also includes U.S. Treasury and federal agency securities and federal agency mortgage-backed securities, which are traded by dealers or brokers in active markets. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.
Level 2
- Valuations for assets and liabilities traded in less-active dealer or broker markets. Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.
Level 3
- Valuations for assets and liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.
Accounting pronouncements issued and adopted:
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820):
Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement
. The amendments modify the disclosure requirements in Topic 820 to add disclosures regarding changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty. Certain disclosure requirements in Topic 820 are also removed or modified. The amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Certain of the amendments are to be applied prospectively while others are to be applied retrospectively. Early adoption is permitted. The Company adopted ASU
2018-13
effective January 1, 2020. The adoption of ASU
2018-13
did not have a material impact on the Company’s consolidated financial statements.
Accounting pronouncements issued and not yet adopted:
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842),
which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. In November 2019, the FASB issued ASU
2019-10,
which defers the effective date of ASU
2016-02
one year, making it effective for annual reporting periods beginning after December 15, 2020, with early adoption permitted. In June 2020, the FASB issued ASU
2020-05,
which defers the effective date of ASU
2019-10
one year, making it effective for annual reporting periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact on the Company’s consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which creates a new credit impairment standard for financial assets measured at amortized cost and available-for-sale
debt securities. The ASU requires financial assets measured at amortized cost (including loans, trade receivables and held-to-maturity
debt securities) to be presented at the net amount expected to be collected, through an allowance for credit losses that are expected to occur over the remaining life of the asset, rather than incurred losses. The ASU requires that credit losses on available-for-sale
debt securities be presented as an allowance rather than a direct write-down. The measurement of credit losses for newly recognized financial assets (other than certain purchased assets) and subsequent changes in the allowance for credit losses are recorded in the statement of income as the amounts expected to be collected change. In November 2019, the FASB issued ASU
2019-10,
which defers the effective date of ASU
2016-13
one year, making it effective for annual reporting periods beginning after December 15, 2022, with early adoption permitted. The Company early adopted ASU
2016-13
effective January 1, 2021 and subsequently elected the fair value option on its finance receivables. The Company expects the adoption of ASU
2016-13
to have a material effect on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Customers Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, which broadens the scope of existing guidance applicable to internal-use
software development costs. The update requires costs to be capitalized or expensed based on the nature of the costs and the project stage in which they are incurred subject to amortization and impairment guidance consistent with existing internal-use
software development cost guidance. The guidance is effective for annual reporting periods beginning after December 31, 2020, with early adoption permitted. The Company is currently evaluating the impact on the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. The purpose of ASU
2020-04
is to provide optional guidance for a period of time related to accounting for reference rate reform on financial reporting. It is intended to reduce the potential burden of reviewing contract modifications related to discontinued rates. The amendments and expedients in this update are effective as of March 12, 2020 through December 31, 2022 and may be elected by topic. The Company is currently evaluating the impact on the Company’s consolidated financial statements.